Staff costs - Fair value (Details) - £ / shares	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Share-based payment arrangement
Weighted average grant-date fair value of options granted (in GBP per share)	£ 0.21	£ 0.49	£ 0.53
Deferred variable compensation plan linked to multiannual objectives
Share-based payment arrangement
Fair value of plan, initial achievement (as a percent)	70.00%
Deferred variable compensation plan linked to multiannual objectives | Minimum
Share-based payment arrangement
Reasonable initial achievement ratio (as a percent)	60.00%
Deferred variable compensation plan linked to multiannual objectives | Maximum
Share-based payment arrangement
Reasonable initial achievement ratio (as a percent)	80.00%
Performance share plan second cycle
Share-based payment arrangement
Fair value of plan, initial achievement (as a percent)	70.00%